SUBSEQUENT EVENTS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 26, 2019 USD ($) employee	Dec. 31, 2018
Percentage of workforce reduction from restructuring activities		35.00%
Subsequent Event [Member]
Percentage of workforce reduction from restructuring activities	35.00%
Reduction in number of employees from restructuring activities | employee	35
Anticipated maximum annual savings from restructuring activities | $	$ 10,000